Financial investments (Tables)	12 Months Ended
Dec. 31, 2017
Financial investments (Tables) [Abstract]
Financial investments

7.                  Financial investments

		2017	2016
Loans and receivables
Time deposit investments	(i)	440,616	434,015
Held-for-trading
Time deposit investments		15,764
Letras financeiras do tesouro - LFT´s and Letras Financeiras - LF´s	(ii)	1,816,889	755,712
Other		39,739	756
Total		2,313,008	1,190,483

Current assets		2,302,672	1,190,483
Non-current assets		10,336
Total		2,313,008	1,190,483

(i)                   This investment was given as guarantee to cover Braskem's obligation related to the constitution of a reserve account for the project finance of the subsidiary Braskem Idesa. The guarantee was withdrawn in April 2018 and this amount will become fully available.

(ii)                 Government bonds held for trade refer to Brazilian floating-rate government bonds (“LFTs”) issued by the Brazilian federal government and floating-rate bonds (“LFs”) issued by financial institutions. These bonds have maturity above three months, immediate liquidity and expected realization in the short term.